Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Accounting Policies Text Block Abstract
Operating loss	$ 3,906,271	$ 14,472,222
Amount of operating activities	4,373,508
Capital amount	$ 16,100,000